Transfers Of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Trading income recognized	$ 1,052	$ 303	$ 395
Retained interests [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	25	32
Trading income recognized	0	15
Servicing rights [member] | U.S. residential mortgages originated by the Bank [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	57	40
Carrying value of assets the Bank has continuing involvement	39	31
Gain or loss on sale of the loans	$ 18	$ 21